Revenue (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenue Details Abstract
Revenue from contracts with customers	$ 23,449	$ 19,225	$ 9,455
Other	1,862	2,325
Total	$ 25,311	$ 21,550	$ 9,455